RELATED PARTY DISCLOSURES - Summary of Transactions With Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (356)	£ (223)	£ (1,000)
Interest, fees and other expenses paid	526	724	235
Amounts owed by related parties	5,487	5,415
Amounts owed to related parties	(3,875)	(3,282)
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(65)	(12)	(863)
Interest, fees and other expenses paid	226	475	47
Amounts owed by related parties	641	903
Amounts owed to related parties	(2,087)	(2,250)
Subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(33)	(28)	(60)
Interest, fees and other expenses paid	216	194	171
Amounts owed by related parties	34	26
Amounts owed to related parties	(221)	(251)
Joint ventures
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(258)	(183)	(77)
Interest, fees and other expenses paid	84	55	£ 17
Amounts owed by related parties	4,812	4,486
Amounts owed to related parties	£ (1,567)	£ (781)